PRIVILEGE SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated November 20, 2015

to the

Prospectus dated May 1, 2002

Effective on or about December 1, 2015, based on changes to the underlying fund portfolio, the following changes apply to the applicable subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
Fidelity® VIP Money Market Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Money Market Portfolio	Fidelity® VIP Government Money Market Portfolio

All references to the subaccount name and portfolio name in the prospectus are hereby amended as noted above.